Critical Accounting Policies And Estimates - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in accounting estimates [line items]
Loss resulting from consolidated structured entities	$ (59,303)	$ (38,454)